STOCKHOLDERS' EQUITY (Details) - Share-based expense - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense	$ 3,752,312	$ 5,418,672
Employee Awards
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense	3,346,692	1,500,783
Consulting Awards [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense	150,165	77,918
DB Option Agreement [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense	55,100
Stock Awards [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense	$ 200,355	$ 3,839,971